Accounts payable (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Accounts payable
Payable to a supplier of virtual simulation software	$ 116,877	$ 108,381
Payable to accessories suppliers	5,243	5,326
Total	$ 122,119	$ 113,707